Reconciliation of Effective Tax Rate and Statutory Federal Income Tax Rate (Detail)	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%		35.00%	35.00%	35.00%
Redeemable Convertible Preferred Stock dividend			(9.30%)	(0.50%)	(0.30%)
ESOP stock appreciation			6.80%	5.00%	2.20%
ESOP compensation for Special Dividend on unallocated shares			21.10%
Effect of tax rate of foreign subsidiaries			0.30%	(4.40%)	(1.50%)
State and local taxes - net of federal income tax benefit			2.70%	3.00%	3.60%
Noncontrolling interest			(1.70%)	(1.50%)	(0.50%)
Uncertain tax position change			10.80%
Qualified production activity credit			(4.60%)	(1.90%)	(2.40%)
Other			(0.20%)	1.20%	1.80%
Effective rate	38.40%	40.10%	60.90%	35.90%	37.90%